CAPITAL STOCK (Details Narrative) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Voting Rights		The holders of common stock are entitled to one vote for each share held.
Common stock, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Undesignated preferred stock, shares authorized		40,000,000	40,000,000
Preferred Stock, Voting Rights		Each share of Class A Preferred Stock entitles the holder thereof to 50 votes on any matters requiring a shareholder vote of the Company.
Preferred Stock, Conversion Basis		Each share of our Class A Preferred Stock is convertible into common stock on a one-for-25 basis at the option of the holder.
Liquidation, amount per share		$ 1.00
Class A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	60,000,000	60,000,000	60,000,000
Number of preferred stock shares held by CEO	31,092,595	31,230,000
Preferred stock, shares outstanding	56,432,595	56,635,000	56,635,000
Number of preferred stock share conversion into common shares	5,060,125
Number of preferred share converted	202,405